CONTINGENT LIABILITIES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2013
CONTINGENT LIABILITIES AND COMMITMENTS [Abstract]
Schedule of Future Minimum Payments for Operating Leases
Future minimum lease commitments under the Company's various operating leases as of December 31, 2013 are as follows:

Year ended December 31,
2014	1,811
2015	1,761
2016	1,667
2017	1,647
2018 and thereafter	1,535
$8,421